Private Placement Warrants (Tables)	12 Months Ended
Dec. 31, 2024
Private Placement Warrants [Abstract]
Schedule of Change in Fair Value of Warrant Liability	The change in fair value was recognized in the consolidated statements of income. The change in fair value of the warrant liability was as follows:
Warrant Liability
Estimated fair value at December 31, 2021	$24
Change in estimated fair value	62
Estimated fair value at December 31, 2022	$86
Change in estimated fair value	(86)
Estimated fair value at December 31, 2023 and 2024	$-

Schedule of Inputs and Significant Assumptions Including Volatility	The following reflects the inputs and assumptions used:
	For the Years Ended December 31,
	2024	2023	2022
Stock price	2.55	$2.87	$14.6
Exercise price	115.0	$115.00	$115.00
Risk-free interest rate	4.39%	4.23%	4.39%
Expected term (in years)	0.12	1.12	2.12
Expected dividend yield	-	-	-
Expected volatility	83.5%	95.1%	60.0%